Consolidated Statements of Changes in Shareholders Equity Statement - CAD ($) $ in Millions	Total	Common Shares	Preferred Shares	Total Shareholders’ Equity	Total Shareholders’ Equity Common Shares	Total Shareholders’ Equity Preferred Shares	Non-Controlling Interest	Issued capital Common Shares	Issued capital Preferred Shares	Contributed Surplus	Retained Earnings	Retained Earnings Common Shares	Retained Earnings Preferred Shares	Foreign Currency Translation	Hedging
Equity, beginning at Dec. 31, 2016				$ 17,627			$ 11	$ 7,296	$ 874	$ 0	$ 8,457			$ 969	$ 20
Net earnings	$ 786			786							786
Remeasurements of pension plans	(7)			(7)							(7)
Derivatives designated as cash flow hedges	(2)			(2)											(2)
Equity investment - share of other comprehensive income	3			3											3
Exchange differences on translation of foreign operations	(653)			(653)										(653)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments				243										243
Comprehensive income	370			370							779			(410)	1
Dividends declared on common and preferred shares (note 19)		$ 0	$ 34	(34)							(34)
Share cancellation		(3)		4				(3)		2	5
Equity, ending at Dec. 31, 2017	17,967			17,967			11	7,293	874	2	9,207			559	21
Net earnings	1,457			1,457							1,457
Remeasurements of pension plans	46			46							46
Derivatives designated as cash flow hedges	(13)			(13)											(13)
Equity investment - share of other comprehensive income	(2)			(2)											(2)
Exchange differences on translation of foreign operations	857			857										857
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments				(262)										(262)
Comprehensive income	2,083			2,083							1,503			595	(15)
Dividends declared on common and preferred shares (note 19)		402	$ 35		$ (402)	$ (35)						$ (402)	$ (35)
Share additions (note 19)		$ 0
Non-controlling interests				1			1
Equity, ending at Dec. 31, 2018	$ 19,614			$ 19,614			$ 12	$ 7,293	$ 874	$ 2	$ 10,273			$ 1,154	$ 6